UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 17.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$279,925	$331,177
Series 2631, (Interest Only), Class DS, 6.913%, 6/15/33(1)(2)	6,038,924	1,089,421
Series 2953, (Interest Only), Class LS, 6.513%, 12/15/34(1)(2)	5,586,570	771,053
Series 2956, (Interest Only), Class SL, 6.813%, 6/15/32(1)(2)	2,828,154	534,733
Series 3114, (Interest Only), Class TS, 6.463%, 9/15/30(1)(2)	9,631,898	1,617,029
Series 3153, (Interest Only), Class JI, 6.433%, 5/15/36(1)(2)	6,167,760	1,050,593
Series 3727, (Interest Only), Class PS, 6.513%, 11/15/38(1)(2)	17,727,087	1,825,563
Series 3745, (Interest Only), Class SA, 6.563%, 3/15/25(1)(2)	6,330,151	818,224
Series 3780, (Interest Only), Class PS, 6.263%, 8/15/35(1)(2)	9,226,342	512,754
Series 3845, (Interest Only), Class ES, 6.463%, 1/15/29(1)(2)	6,202,658	722,972
Series 3919, (Interest Only), Class SL, 6.463%, 10/15/40(1)(2)	4,423,793	385,977
Series 3969, (Interest Only), Class SB, 6.463%, 2/15/30(1)(2)	5,083,972	734,512
Series 3973, (Interest Only), Class SG, 6.463%, 4/15/30(1)(2)	7,510,601	1,076,334
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	6,149,660	1,433,319
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	28,920,953	4,312,234
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(1)	24,157,787	3,289,142
Series 4070, (Interest Only), Class S, 5.913%, 6/15/32(1)(2)	30,332,642	5,743,019
Series 4095, (Interest Only), Class HS, 5.913%, 7/15/32(1)(2)	12,619,939	2,513,368
Series 4109, (Interest Only), Class ES, 5.963%, 12/15/41(1)(2)	5,216,175	232,294
Series 4109, (Interest Only), Class KS, 5.913%, 5/15/32(1)(2)	13,641,483	1,330,211
Series 4109, (Interest Only), Class SA, 6.013%, 9/15/32(1)(2)	11,194,618	2,364,350
Series 4149, (Interest Only), Class S, 6.063%, 1/15/33(1)(2)	8,643,135	1,931,354
Series 4163, (Interest Only), Class GS, 6.013%, 11/15/32(1)(2)	6,393,131	1,432,095
Series 4169, (Interest Only), Class AS, 6.063%, 2/15/33(1)(2)	11,066,707	2,241,071
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	10,681,849	1,139,482
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	18,049,277	2,164,579
Series 4189, (Interest Only), Class SQ, 5.963%, 12/15/42(1)(2)	12,100,828	2,882,370
Series 4203, (Interest Only), Class QS, 6.063%, 5/15/43(1)(2)	8,273,301	1,741,278
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	9,736,103	567,410
Series 4273, Class SP, 11.502%, 11/15/43(2)	1,953,771	2,212,379
Series 4316, (Interest Only), Class JS, 5.913%, 1/15/44(1)(2)	15,826,730	2,996,367
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	13,056,120	2,118,600
Series 4326, Class TS, 13.163%, 4/15/44(2)	8,483,420	9,373,762
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	8,180,981	1,459,746
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	8,685,931	1,327,731
Series 4336, Class GU, 3.50%, 2/15/53	6,912,509	7,015,032
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	18,171,692	3,155,414
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	9,271,627	1,524,124
Series 4381, (Interest Only), Class SK, 5.963%, 6/15/44(1)(2)	18,074,124	3,535,949
Series 4388, (Interest Only), Class MS, 5.913%, 9/15/44(1)(2)	20,442,314	3,942,302
Series 4407, Class LN, 8.885%, 12/15/43(2)	4,031,130	4,345,843
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	5,263,543	4,322,420
Series 4443, Class KJ, 3.00%, 9/15/44	6,387,841	6,457,174
Series 4443, Class ZJ, 3.00%, 9/15/44	381,874	384,793
Series 4452, (Interest Only), Class SP, 6.013%, 10/15/43(1)(2)	34,600,086	5,629,626
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	14,798,726	13,730,610

		$120,319,790

Security	Principal Amount	Value
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$439,960	$486,471
Series 2004-46, (Interest Only), Class SI, 5.81%, 5/25/34(1)(2)	9,595,900	1,308,834
Series 2005-17, (Interest Only), Class SA, 6.51%, 3/25/35(1)(2)	4,390,662	847,288
Series 2005-71, (Interest Only), Class SA, 6.56%, 8/25/25(1)(2)	5,436,557	717,460
Series 2005-105, (Interest Only), Class S, 6.51%, 12/25/35(1)(2)	4,326,839	767,040
Series 2006-44, (Interest Only), Class IS, 6.41%, 6/25/36(1)(2)	3,767,431	722,122
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(1)(2)	3,720,923	721,394
Series 2006-96, (Interest Only), Class SN, 7.01%, 10/25/36(1)(2)	5,378,545	937,123
Series 2006-104, (Interest Only), Class SD, 6.45%, 11/25/36(1)(2)	3,648,195	637,848
Series 2006-104, (Interest Only), Class SE, 6.44%, 11/25/36(1)(2)	2,432,130	424,487
Series 2007-50, (Interest Only), Class LS, 6.26%, 6/25/37(1)(2)	5,347,536	893,418
Series 2008-26, (Interest Only), Class SA, 6.01%, 4/25/38(1)(2)	7,478,075	1,317,322
Series 2008-61, (Interest Only), Class S, 5.91%, 7/25/38(1)(2)	11,196,954	1,962,207
Series 2009-62, Class WA, 5.566%, 8/25/39(4)	3,637,938	4,104,291
Series 2010-99, (Interest Only), Class NS, 6.41%, 3/25/39(1)(2)	11,783,804	1,461,209
Series 2010-124, (Interest Only), Class SJ, 5.86%, 11/25/38(1)(2)	7,012,107	944,493
Series 2010-135, (Interest Only), Class SD, 5.81%, 6/25/39(1)(2)	13,969,450	1,850,937
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	22,710,402	875,030
Series 2011-45, (Interest Only), Class SA, 6.46%, 1/25/29(1)(2)	14,545,396	1,542,598
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	11,134,563	1,320,323
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	8,303,998	985,942
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	13,878,514	1,664,116
Series 2012-24, (Interest Only), Class S, 5.31%, 5/25/30(1)(2)	7,298,747	923,407
Series 2012-30, (Interest Only), Class SK, 6.36%, 12/25/40(1)(2)	18,355,897	3,573,434
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	19,084,302	2,447,236
Series 2012-56, (Interest Only), Class SU, 6.56%, 8/25/26(1)(2)	13,188,697	1,379,258
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	26,443,402	3,115,673
Series 2012-73, (Interest Only), Class MS, 5.86%, 5/25/39(1)(2)	26,574,498	3,937,102
Series 2012-76, (Interest Only), Class GS, 5.86%, 9/25/39(1)(2)	14,702,458	2,556,005
Series 2012-86, (Interest Only), Class CS, 5.91%, 4/25/39(1)(2)	10,854,901	1,713,957
Series 2012-103, (Interest Only), Class GS, 5.91%, 2/25/40(1)(2)	28,657,510	4,633,171
Series 2012-124, (Interest Only), Class IO, 1.479%, 11/25/42(1)(4)	34,587,129	2,325,843
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	7,402,224	1,665,230
Series 2012-147, (Interest Only), Class SA, 5.91%, 1/25/43(1)(2)	18,942,988	3,943,456
Series 2012-150, (Interest Only), Class PS, 5.96%, 1/25/43(1)(2)	15,773,198	3,196,538
Series 2012-150, (Interest Only), Class SK, 5.96%, 1/25/43(1)(2)	24,421,047	4,736,379
Series 2013-6, Class TA, 1.50%, 1/25/43	6,030,885	5,739,755
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	40,258,716	7,598,921
Series 2013-12, (Interest Only), Class SP, 5.46%, 11/25/41(1)(2)	8,336,183	1,486,141
Series 2013-15, (Interest Only), Class DS, 6.01%, 3/25/33(1)(2)	18,076,271	3,629,177
Series 2013-23, (Interest Only), Class CS, 6.06%, 3/25/33(1)(2)	10,205,038	2,211,146
Series 2013-54, (Interest Only), Class HS, 6.11%, 10/25/41(1)(2)	20,231,355	3,426,389
Series 2013-64, (Interest Only), Class PS, 6.06%, 4/25/43(1)(2)	12,501,481	2,589,717
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	15,337,338	2,591,518
Series 2013-75, (Interest Only), Class SC, 6.06%, 7/25/42(1)(2)	32,304,759	5,446,712
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	9,649,313	1,716,662
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	8,877,970	1,589,829
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	5,873,432	1,035,240
Series 2014-41, (Interest Only), Class SA, 5.86%, 7/25/44(1)(2)	13,401,060	3,068,678
Series 2014-43, (Interest Only), Class PS, 5.91%, 3/25/42(1)(2)	17,956,641	3,813,630
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	23,009,851	4,697,381
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(1)	9,986,034	1,818,337
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	19,116,893	3,909,741
Series 2014-72, Class CS, 8.889%, 11/25/44(2)	2,525,883	2,562,188

Security	Principal Amount	Value
Series 2014-74, Class HS, 8.219%, 11/25/44(2)	$4,029,847	$4,082,855
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	13,627,213	2,424,994
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	21,008,488	3,829,020
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,900,054	2,016,793
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	24,492,663	4,071,922
Series 2015-17, (Interest Only), Class SA, 6.01%, 11/25/43(1)(2)	29,451,748	4,778,263
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	13,717,206	2,691,058
Series 2015-31, (Interest Only), Class SG, 5.91%, 5/25/45(1)(2)	30,719,177	5,710,793
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	13,491,743	2,152,110
Series 2015-42, Class SC, 7.952%, 5/25/45(2)	9,342,040	9,341,445
Series 2015-47, (Interest Only), Class SG, 5.96%, 7/25/45(1)(2)	16,130,937	3,599,640
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	37,637,735	6,573,863
Series G94-7, Class PJ, 7.50%, 5/17/24	675,551	779,008

		$177,621,568

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.812%, 11/20/39(1)(2)	$20,529,879	$2,704,893
Series 2011-48, (Interest Only), Class SD, 6.482%, 10/20/36(1)(2)	18,671,596	2,038,005
Series 2013-168, Class US, 11.499%, 11/20/43(2)	641,305	663,660
Series 2014-68, (Interest Only), Class KI, 1.416%, 10/20/42(1)(4)	33,143,836	1,065,606
Series 2014-117, Class HS, 31.296%, 8/20/44(2)	2,053,648	2,317,680
Series 2014-146, Class S, 5.868%, 10/20/44(2)	2,807,434	2,844,008
Series 2015-79, Class CS, 5.549%, 5/20/45(2)	5,056,271	5,077,580

		$16,711,432

Total Collateralized Mortgage Obligations (identified cost $319,078,825)		$314,652,790

Mortgage Pass-Throughs — 3.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.878%, with maturity at 2035(5)	$1,047,054	$1,114,525
4.391%, with maturity at 2030(5)	394,466	428,977
6.50%, with maturity at 2036	2,605,316	3,014,590
7.00%, with various maturities to 2036	4,425,115	5,154,601
7.50%, with maturity at 2035	1,414,365	1,677,823
8.00%, with maturity at 2026	709,823	775,133

		$12,165,649

Federal National Mortgage Association:
3.713%, with maturity at 2035(5)	$1,116,928	$1,214,645
3.862%, with maturity at 2035(5)	2,395,851	2,605,458
6.00%, with various maturities to 2032	1,004,645	1,147,423
6.50%, with various maturities to 2036	3,753,647	4,337,133
7.00%, with various maturities to 2037	7,564,062	8,828,306
7.50%, with maturity at 2035	7,291,587	8,661,084
8.50%, with maturity at 2032	423,021	520,782
9.50%, with maturity at 2020	1,200,384	1,366,367

		$28,681,198

Security	Principal Amount	Value
Government National Mortgage Association:
7.00%, with various maturities to 2035	$14,727,044	$17,521,606
7.50%, with maturity at 2032	1,488,195	1,736,924

		$19,258,530

Total Mortgage Pass-Throughs (identified cost $56,542,468)		$60,105,377

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount	Value
A10 Securitization LLC, Series 2015-1, Class B, 4.12%, 4/15/34(6)	$5,100,000	$5,071,664
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(6)	1,500,000	1,720,676
CGCMT, Series 2014-GC23, Class D, 4.508%, 7/10/47(4)(6)	6,683,000	6,205,252
COMM, Series 2013-CR10, Class D, 4.793%, 8/10/46(4)(6)	5,000,000	4,890,880
COMM, Series 2013-CR11, Class D, 5.171%, 10/10/46(4)(6)	6,250,000	6,292,522
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(6)	5,650,000	4,624,539
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(4)(6)	5,311,000	4,660,758
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(6)	2,675,000	2,294,571
COMM, Series 2015-CR22, Class D, 4.128%, 3/10/48(4)(6)	9,275,000	8,075,845
COMM, Series 2015-CR24, Class D, 3.463%, 8/10/55(7)	10,000,000	8,087,890
COMM, Series 2015-LC19, Class D, 2.867%, 2/10/48(6)	2,000,000	1,612,406
CSAIL, Series 2015-C1, Class C, 4.445%, 4/15/50(4)	700,000	702,934
ESA, Series 2013-ESH5, Class D5, 3.391%, 12/5/31(4)(6)	4,560,000	4,580,766
GSMS, Series 2014-GC26, Class C, 4.511%, 11/10/47(4)	2,794,000	2,821,628
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(6)	7,855,000	7,945,690
JPMBB, Series 2014-C19, Class D, 4.677%, 4/15/47(4)(6)	2,081,000	1,925,091
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(4)(6)	1,600,000	1,483,001
JPMBB, Series 2014-C22, Class D, 4.561%, 9/15/47(4)(6)	4,150,000	3,787,610
JPMBB, Series 2014-C23, Class D, 3.96%, 9/15/47(4)(6)	7,150,000	6,284,117
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(4)(6)	8,000,000	7,041,724
JPMBB, Series 2015-C29, Class D, 3.702%, 5/15/48(4)	9,000,000	7,479,438
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,206,684
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(6)	6,700,000	6,721,430
MSBAM, Series 2013-C11, Class D, 4.415%, 8/15/46(4)(6)	5,000,000	4,866,265
MSBAM, Series 2014-C15, Class D, 4.897%, 4/15/47(4)(6)	2,450,000	2,374,375
MSBAM, Series 2014-C16, Class D, 4.758%, 6/15/47(4)(6)	4,000,000	3,817,898
MSBAM, Series 2015-C23, Class D, 4.137%, 7/15/50(4)(6)	5,000,000	4,341,863
UBSBB, Series 2012-C4, Class D, 4.498%, 12/10/45(4)(6)	5,000,000	4,903,188
UBSCM, Series 2012-C1, Class D, 5.542%, 5/10/45(4)(6)	2,625,750	2,779,778
WF-RBS, Series 2012-C7, Class D, 4.839%, 6/15/45(4)(6)	2,598,000	2,740,050
WF-RBS, Series 2014-C24, Class D, 3.692%, 11/15/47(6)	8,000,000	6,871,920
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(6)	7,500,000	6,212,647
WFCM, Series 2015-C29, Class D, 4.225%, 6/15/48(4)	3,000,000	2,583,402
WFCM, Series 2015-C30, Class D, 9/15/58(4)(6)(7)	3,000,000	2,664,960
WFCM, Series 2015-NXS1, Class D, 4.106%, 5/15/48(4)	5,232,000	4,547,658

Total Commercial Mortgage-Backed Securities (identified cost $161,894,074)		$161,221,120

Asset-Backed Securities — 7.9%

Security	Principal Amount	Value
ALM, Series 2015-16A, Class C1, 7/15/27(6)(7)(8)	$7,000,000	$6,738,638
ALM, Series 2015-16A, Class D, 7/15/27(6)(7)(8)	3,500,000	3,256,773
APID, Series 2012-9AR, Class ER, 6.389%, 7/15/23(6)(8)	3,400,000	3,379,450
APID, Series 2014-19A, Class D, 4.309%, 10/17/26(6)(8)	5,000,000	4,921,415
APID, Series 2015-21A, Class C, 3.827%, 7/18/27(6)(8)	4,000,000	3,864,086
APID, Series 2015-21A, Class E, 6.727%, 7/18/27(6)(8)	2,000,000	1,762,615
ARES, Series 2014-32A, Class C, 4.474%, 11/15/25(6)(8)	5,000,000	5,003,023
ARES, Series 2015-2A, Class E2, 7/29/26(6)(7)(8)	2,000,000	1,759,200
ARES, Series 2015-2A, Class F, 7/29/26(6)(7)(8)	4,500,000	4,128,750
BABSN, Series 2014-IIA, Class D, 3.774%, 10/17/26(6)(8)	5,000,000	4,885,458
BALLY, Series 2014-1A, Class C, 4.037%, 10/20/26(6)(8)	5,000,000	4,824,278
BRCHW, Series 2014-1A, Class D1, 3.739%, 7/15/26(6)(8)	4,000,000	3,871,970
BRCHW, Series 2014-1A, Class E1, 5.389%, 7/15/26(6)(8)	3,000,000	2,711,786
CECLO, Series 2014-22A, Class C, 4.026%, 11/7/26(6)(8)	5,000,000	4,891,732
CGMS, Series 2014-4A, Class D, 3.774%, 10/15/26(6)(8)	5,000,000	4,860,227
CGMS, Series 2015-2A, Class D, 5.574%, 4/27/27(6)(8)	3,000,000	2,726,495
CGMS, Series 2015-2A, Class E, 6.474%, 4/27/27(6)(8)	1,850,000	1,609,912
CPARK, Series 2015-2A, Class D, 7/20/26(6)(7)(8)	5,000,000	4,772,525
CPARK, Series 2015-2A, Class F, 7/20/26(6)(7)(8)	2,000,000	1,737,000
DRSLF, Series 2015-40A, Class D, 4.026%, 8/15/28(6)(8)	6,000,000	5,819,012
DRSLF, Series 2015-40A, Class E, 6.276%, 8/15/28(6)(8)	2,500,000	2,404,659
GALXY, Series 2015-19A, Class C, 3.843%, 1/24/27(6)(8)	5,000,000	4,866,062
GALXY, Series 2015-19A, Class D, 5.393%, 1/24/27(6)(8)	2,000,000	1,824,877
GOCAP, Series 2015-23A, Class D, 3.75%, 5/5/27(6)(8)	4,000,000	3,792,934
Invitation Homes Trust, Series 2015-SFR3, Class D, 2.938%, 8/17/32(6)(8)	4,050,000	4,005,865
MDPK, Series 2014-15A, Class C, 3.995%, 1/27/26(6)(8)	5,000,000	4,988,342
MDPK, Series 2015-17A, Class D, 3.729%, 7/21/27(6)(8)	5,000,000	4,781,063
MDPK, Series 2015-17A, Class E, 5.729%, 7/21/27(6)(8)	5,000,000	4,688,398
OCTXXIII, Series 2015-1A, Class D, 4.036%, 7/15/27(6)(8)	5,000,000	4,944,835
OCTXXIII, Series 2015-1A, Class E2, 6.786%, 7/15/27(6)(8)	3,000,000	3,013,558
OCT24, Series 2015-1A, Class D, 5.781%, 5/21/27(6)(8)	3,000,000	2,752,258
OCT24, Series 2015-1A, Class E, 7.281%, 5/21/27(6)(8)	2,000,000	1,756,588
PLMRS, Series 2015-2A, Class C, 3.936%, 7/20/27(6)(8)	5,000,000	4,792,967
VOYA, Series 2014-2A, Class C, 3.589%, 7/17/26(6)(8)	7,750,000	7,305,968
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(6)	6,000,000	6,021,609
ZIGG, Series 2014-1A, Class D, 4.039%, 10/17/26(6)(8)	5,000,000	4,769,798

Total Asset-Backed Securities (identified cost $143,810,536)		$144,234,126

Senior Floating-Rate Interests — 10.3%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.3%
Jarden Corporation, Term Loan, Maturing 7/30/22(10)	$5,000	$4,998,440

		$4,998,440

Cosmetics/Toiletries — 0.6%
Energizer Holdings, Inc., Term Loan, 3.25%, Maturing 6/30/22	$10,000	$10,062,380

		$10,062,380

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 0.5%
Valeant Pharmaceuticals International, Inc., Term Loan, 4.00%, Maturing 4/1/22	$9,975	$10,033,373

		$10,033,373

Electronics/Electrical — 2.9%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$17,263	$17,311,557
Dell International, LLC, Term Loan, 4.00%, Maturing 4/29/20	15,273	15,287,201
Sensata Technologies B.V., Term Loan, 3.00%, Maturing 10/14/21	19,850	19,924,688

		$52,523,446

Equipment Leasing — 1.0%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$18,000	$18,049,824

		$18,049,824

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,803	$4,800,329

		$4,800,329

Health Care — 0.5%
Hill-Rom Holdings, Inc., Term Loan, Maturing 7/23/22(10)	$10,000	$10,056,250

		$10,056,250

Leisure Goods/Activities/Movies — 0.7%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20	$13,230	$13,298,303

		$13,298,303

Lodging and Casinos — 1.0%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$6,055	$6,074,394
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	12,418	12,412,926

		$18,487,320

Oil and Gas — 0.5%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$9,859	$9,569,326

		$9,569,326

Steel — 1.0%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$22,292	$18,323,674

		$18,323,674

Telecommunications — 1.0%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21	$17,844	$17,817,265

		$17,817,265

Total Senior Floating-Rate Interests (identified cost $190,967,126)		$188,019,930

Foreign Government Bonds — 25.9%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.8%
Government of Bermuda, 4.854%, 2/6/24(6)	USD	14,177	$14,956,735

Total Bermuda			$14,956,735

Colombia — 1.4%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$24,964,890

Total Colombia			$24,964,890

Germany — 3.9%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/26(11)(12)	EUR	60,980	$72,081,797

Total Germany			$72,081,797

Security	Principal Amount (000’s omitted)		Value
Iceland — 2.0%
Republic of Iceland, 5.875%, 5/11/22(12)	USD	29,011	$33,076,369
Republic of Iceland, 8.00%, 6/12/25	ISK	415,000	2,497,980

Total Iceland			$35,574,349

India — 4.0%
India Government Bond, 7.16%, 5/20/23	INR	942,420	$14,005,369
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,629,560
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,755,292
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,184,893
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,975,177
India Government Bond, 8.83%, 11/25/23	INR	1,016,230	16,614,210

Total India			$72,164,501

Indonesia — 3.2%
Indonesia Government International Bond, 3.375%, 7/30/25(6)	EUR	31,429	$34,231,808
Indonesia Government International Bond, 4.125%, 1/15/25(6)	USD	15,000	14,850,000
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(6)	USD	10,000	9,887,500

Total Indonesia			$58,969,308

Kazakhstan — 2.7%
Kazakhstan Government International Bond, 5.125%, 7/21/25(6)	USD	44,555	$44,187,421
Kazakhstan Government International Bond, 6.50%, 7/21/45(6)	USD	5,275	5,236,493

Total Kazakhstan			$49,423,914

New Zealand — 2.7%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	35,857	$24,282,191
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	34,046	25,715,602

Total New Zealand			$49,997,793

Pakistan — 0.7%
Islamic Republic of Pakistan, 8.25%, 4/15/24(12)	USD	11,328	$12,149,280

Total Pakistan			$12,149,280

Romania — 1.5%
Romania Government Bond, 5.85%, 4/26/23	RON	97,660	$27,908,384

Total Romania			$27,908,384

Serbia — 0.4%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$553,528
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,167,449
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,094,615

Total Serbia			$7,815,592

Thailand — 2.1%
Kingdom of Thailand, 1.25%, 3/12/28(11)(12)	THB	1,472,938	$38,002,742

Total Thailand			$38,002,742

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(13)	USD	10,500	$4,436,250
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(12)(13)	USD	10,500	4,410,000

Total Venezuela			$8,846,250

Total Foreign Government Bonds (identified cost $484,684,824)			$472,855,535

U.S. Treasury Obligations — 7.1%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(14)	$132,963,948	$130,387,771

Total U.S. Treasury Obligations (identified cost $134,272,174)		$130,387,771

U.S. Government Agency Obligations — 3.6%

Security	Principal Amount	Value
Federal Farm Credit Bank:
3.41%, 3/20/35	$12,000,000	$12,010,212

		$12,010,212

Federal Home Loan Bank:
2.375%, 3/14/25	$20,745,000	$20,209,530
5.50%, 7/15/36(15)	25,055,000	33,141,652

		$53,351,182

Total U.S. Government Agency Obligations (identified cost $63,530,433)		$65,361,394

Exchange-Traded Funds — 1.6%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$20,497,010
SPDR Barclays High Yield Bond ETF	228,000	8,657,160

Total Exchange-Traded Funds (identified cost $29,772,568)		$29,154,170

Closed-End Funds — 4.8%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	133,677	$2,104,076
BlackRock Corporate High Yield Fund VI, Inc.	842,675	8,915,502
BlackRock Multi-Sector Income Trust	578,180	9,528,406
Brookfield Mortgage Opportunity Income Fund, Inc.	535,629	8,179,055
Calamos Convertible and High Income Fund	7,089	87,053
First Trust High Income Long/Short Fund	667,724	10,082,632
First Trust Intermediate Duration Preferred & Income Fund	358,300	7,739,280
MFS Multimarket Income Trust	923,100	5,510,907
Nuveen Floating Rate Income Fund	891,000	9,506,970
Nuveen Mortgage Opportunity Term Fund	267,827	6,050,212
Pimco Dynamic Income Fund	167,915	4,882,968
Putnam Premier Income Trust	1,946,037	9,924,789
Western Asset High Income Opportunity Fund, Inc.	1,076,897	5,362,947

Total Closed-End Funds (identified cost $94,843,673)		$87,874,797

Currency Call Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank, N.A.	INR	5,102,780	INR	65.58	1/4/16	$1,559,779
Indian Rupee	Standard Chartered Bank	INR	3,661,454	INR	65.52	1/4/16	1,089,663

Total Currency Call Options Purchased (identified cost $2,859,213)							$2,649,442

Currency Put Options Purchased — 0.9%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	$1,007,600
Euro	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	1,917,775
Euro	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	3,315,250
Euro	Goldman Sachs International	EUR	21,008	USD	1.19	10/29/19	2,035,725
Euro	Goldman Sachs International	EUR	18,182	USD	1.38	10/29/19	3,915,750
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	209,918	CNH	6.40	7/27/16	581,721
Yuan Renminbi Offshore	Goldman Sachs International	CNH	228,759	CNH	6.39	7/27/16	641,750
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	1,130,548
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	667,424
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	165,445	CNH	6.47	6/15/17	888,019
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	154,267	CNH	6.47	6/15/17	831,044

Total Currency Put Options Purchased (identified cost $11,245,121)							$16,932,606

Short-Term Investments — 10.1%

Foreign Government Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	132,440	$720,264
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	306,980	1,655,239
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	54,520	293,460

Total Iceland			$2,668,963

Sri Lanka — 0.1%
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	169,890	$1,225,164

Total Sri Lanka			$1,225,164

Total Foreign Government Securities (identified cost $3,904,137)			$3,894,127

U.S. Treasury Obligations — 4.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(15)		$40,000	$39,998,120
U.S. Treasury Bill, 0.00%, 10/15/15(15)		41,500	41,497,053

Total U.S. Treasury Obligations (identified cost $81,497,960)			$81,495,173

Other — 5.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(16)	$100,148	$100,148,236

Total Other (identified cost $100,148,236)		$100,148,236

Total Short-Term Investments (identified cost $185,550,333)		$185,537,536

Total Investments — 101.6% (identified cost $1,879,051,368)		$1,858,986,594

Call Options Written — (0.0)%(17)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 8/2015	Not Applicable		10	USD	2,075.00	8/21/15	$(18,375)
WTI Crude Oil Futures 9/2015	Not Applicable		20	USD	47.50	8/17/15	(25,800)

Total Call Options Written (premiums received $46,350)							$(44,175)

Put Options Written — (0.0)%(17)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 8/2015	Not Applicable		10	USD	2,075.00	8/21/15	$(6,625)
WTI Crude Oil Futures 9/2015	Not Applicable		20	USD	47.50	8/17/15	(33,400)

Total Put Options Written (premiums received $51,850)							$(40,025)

Currency Call Options Written — (0.0)%(17)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Citibank, N.A.	GBP	651	USD	1.54	8/6/15	$(16,949)

Total Currency Call Options Written (premiums received $9,115)							$(16,949)

Currency Put Options Written — (0.6)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Citibank, N.A.	GBP	651	USD	1.54	8/6/15	$(324)
Euro	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	(1,917,775)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	$(3,315,250)
Euro	Goldman Sachs International	EUR	21,008	USD	1.19	10/29/19	(2,035,725)
Euro	Goldman Sachs International	EUR	18,182	USD	1.38	10/29/19	(3,915,750)

Total Currency Put Options Written (premiums received $10,158,564)							$(11,184,824)

Other Assets, Less Liabilities — (1.0)%							$(18,521,941)

Net Assets — 100.0%							$1,829,178,680

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

USD	-	United States Dollar

ACRE	-	Americold LLC Trust

ALM	-	ALM Loan Funding, Ltd.

APID	-	Apidos CLO

ARES	-	Ares CLO, Ltd.

BABSN	-	Babson CLO, Ltd.

BALLY	-	Ballyrock, Ltd.

BRCHW	-	Birchwood Park CLO, Ltd.

CECLO	-	Cent CLO LP

CGCMT	-	Citigroup Commercial Mortgage Trust

CGMS	-	Carlyle Global Market Strategies

COMM	-	Commercial Mortgage Trust

CPARK	-	Cumberland Park CLO, Ltd.

CSAIL	-	CSAIL Commercial Mortgage Trust

DRSLF	-	Dryden Senior Loan Fund

ESA	-	Extended Stay America Trust

GALXY	-	Galaxy CLO, Ltd.

GOCAP	-	Golub Capital Partners CLO, Ltd.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MDPK	-	Madison Park Funding, Ltd.

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

OCTXXIII	-	Octagon Investment Partners XXIII, Ltd.

OCT24	-	Octagon Investment Partners 24, Ltd.

PLMRS	-	Palmer Square CLO, Ltd.

UBSBB	-	UBS-Barclays Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

VOYA	-	Voya CLO, Ltd.

WEN	-	Wendys Funding LLC

WF-RBS	-	WF-RBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WTI	-	West Texas Intermediate

ZIGG	-	Ziggurat CLO, Ltd.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $394,375,569 or 21.6% of the Portfolio’s net assets.

(7)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2015.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $209,717,981 or 11.5% of the Portfolio’s net assets.

(13)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $194,963.

(17)	Amount is less than (0.05)%.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2015 were $1,790,985 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 6,462,907	Hungarian Forint 1,996,392,000	JPMorgan Chase Bank, N.A.	$38,809	$—	$38,809
8/4/15	Euro 15,357,513	Polish Zloty 63,726,000	BNP Paribas	27,640	—	27,640
8/4/15	Euro 6,584,076	Polish Zloty 26,520,000	BNP Paribas	—	(200,399)	(200,399)
8/4/15	Hungarian Forint 1,996,392,000	Euro 6,584,406	BNP Paribas	94,628	—	94,628
8/4/15	New Taiwan Dollar 125,612,000	United States Dollar 4,122,752	Deutsche Bank AG	144,100	—	144,100
8/4/15	New Taiwan Dollar 125,612,000	United States Dollar 3,980,984	Standard Chartered Bank	2,333	—	2,333
8/4/15	Polish Zloty 75,990,000	Euro 17,960,548	BNP Paribas	—	(420,095)	(420,095)
8/4/15	Polish Zloty 14,256,000	Euro 3,438,910	JPMorgan Chase Bank, N.A.	—	(2,543)	(2,543)
8/4/15	United States Dollar 3,980,984	New Taiwan Dollar 125,612,000	Deutsche Bank AG	—	(2,333)	(2,333)
8/4/15	United States Dollar 4,109,668	New Taiwan Dollar 125,612,000	Standard Chartered Bank	—	(131,016)	(131,016)
8/6/15	Australian Dollar 36,782,000	United States Dollar 28,674,328	Australia and New Zealand Banking Group Limited	1,790,004	—	1,790,004
8/6/15	Australian Dollar 43,148,041	United States Dollar 33,334,019	Deutsche Bank AG	1,796,693	—	1,796,693
8/6/15	Australian Dollar 15,914,000	United States Dollar 12,412,920	Deutsche Bank AG	781,222	—	781,222
8/6/15	United States Dollar 309,810	British Pound Sterling 200,000	Citibank, N.A.	2,515	—	2,515
8/10/15	Thai Baht 356,675,000	United States Dollar 10,550,954	Deutsche Bank AG	433,539	—	433,539
8/10/15	United States Dollar 312,098	British Pound Sterling 200,000	Citibank, N.A.	218	—	218

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/10/15	United States Dollar 313,705	British Pound Sterling 200,000	Citibank, N.A.	$—	$(1,389)	$(1,389)
8/10/15	United States Dollar 4,390,268	Euro 3,914,325	Standard Chartered Bank	—	(91,056)	(91,056)
8/12/15	New Taiwan Dollar 228,410,000	United States Dollar 7,428,934	Barclays Bank PLC	201,245	—	201,245
8/12/15	New Taiwan Dollar 143,397,000	United States Dollar 4,664,075	BNP Paribas	126,494	—	126,494
8/12/15	New Taiwan Dollar 317,193,000	United States Dollar 10,318,239	Deutsche Bank AG	281,147	—	281,147
8/12/15	United States Dollar 10,546,630	New Taiwan Dollar 323,096,000	BNP Paribas	—	(322,746)	(322,746)
8/12/15	United States Dollar 1,399,608	New Taiwan Dollar 42,807,000	Deutsche Bank AG	—	(45,045)	(45,045)
8/12/15	United States Dollar 10,551,278	New Taiwan Dollar 323,097,000	Goldman Sachs International	—	(327,362)	(327,362)
8/19/15	New Zealand Dollar 10,918,652	United States Dollar 8,093,506	Morgan Stanley & Co. International PLC	895,063	—	895,063
8/19/15	New Zealand Dollar 10,905,000	United States Dollar 8,086,712	Standard Chartered Bank	897,270	—	897,270
8/24/15	Thai Baht 277,693,000	United States Dollar 8,215,769	Deutsche Bank AG	342,881	—	342,881
8/24/15	Thai Baht 165,114,000	United States Dollar 4,886,475	Standard Chartered Bank	205,320	—	205,320
8/26/15	Euro 6,853,474	United States Dollar 7,628,979	Bank of America, N.A.	100,117	—	100,117
8/28/15	South African Rand 391,828,000	United States Dollar 31,758,336	Nomura International PLC	915,265	—	915,265
8/28/15	United States Dollar 31,543,000	New Turkish Lira 86,084,000	Nomura International PLC	—	(699,712)	(699,712)
9/3/15	Euro 39,067,019	United States Dollar 42,864,333	Goldman Sachs International	—	(56,914)	(56,914)
9/3/15	United States Dollar 42,037,434	Euro 38,313,374	Goldman Sachs International	55,817	—	55,817
9/8/15	Thai Baht 211,276,000	United States Dollar 6,226,820	Standard Chartered Bank	240,064	—	240,064
9/9/15	Euro 3,415,203	United States Dollar 3,816,899	Goldman Sachs International	64,441	—	64,441
9/9/15	Euro 940,255	United States Dollar 1,049,155	Standard Chartered Bank	16,049	—	16,049
9/9/15	Indian Rupee 708,959,000	United States Dollar 11,020,659	JPMorgan Chase Bank, N.A.	4,861	—	4,861
9/9/15	Indian Rupee 659,788,000	United States Dollar 10,273,871	Nomura International PLC	22,091	—	22,091
9/9/15	Indian Rupee 419,169,000	United States Dollar 6,527,079	Nomura International PLC	14,035	—	14,035
9/9/15	Indian Rupee 666,660,000	United States Dollar 10,362,322	Nomura International PLC	3,766	—	3,766
9/9/15	United States Dollar 2,518,166	Indian Rupee 163,468,000	Bank of America, N.A.	21,798	—	21,798
9/9/15	United States Dollar 6,171,935	Indian Rupee 399,568,000	BNP Paribas	36,548	—	36,548
9/9/15	United States Dollar 2,845,838	Indian Rupee 184,739,000	BNP Paribas	24,635	—	24,635

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/14/15	New Turkish Lira 55,991,000	United States Dollar 20,016,803	BNP Paribas	$51,333	$—	$51,333
9/14/15	New Turkish Lira 14,377,000	United States Dollar 5,170,653	BNP Paribas	44,051	—	44,051
9/14/15	New Turkish Lira 10,295,000	United States Dollar 3,652,134	BNP Paribas	—	(18,894)	(18,894)
9/14/15	South African Rand 204,658,000	United States Dollar 16,269,168	BNP Paribas	207,303	—	207,303
9/14/15	Thai Baht 285,740,000	United States Dollar 8,420,215	Deutsche Bank AG	324,832	—	324,832
9/14/15	Thai Baht 53,972,000	United States Dollar 1,589,984	JPMorgan Chase Bank, N.A.	60,887	—	60,887
9/14/15	United States Dollar 2,165,722	New Turkish Lira 6,035,000	BNP Paribas	—	(13,740)	(13,740)
9/14/15	United States Dollar 14,149,319	New Turkish Lira 39,607,000	BNP Paribas	—	(26,114)	(26,114)
9/14/15	United States Dollar 4,848,856	South African Rand 61,692,000	BNP Paribas	—	(7,176)	(7,176)
9/14/15	United States Dollar 19,284,501	South African Rand 243,031,000	BNP Paribas	—	(211,066)	(211,066)
9/15/15	Euro 67,053,719	United States Dollar 75,281,210	Goldman Sachs International	1,599,368	—	1,599,368
9/15/15	New Zealand Dollar 42,970,223	United States Dollar 28,624,958	Australia and New Zealand Banking Group Limited	357,339	—	357,339
9/15/15	New Zealand Dollar 4,754,140	United States Dollar 3,310,498	BNP Paribas	183,025	—	183,025
9/15/15	New Zealand Dollar 1,233,600	United States Dollar 856,171	BNP Paribas	44,657	—	44,657
9/15/15	New Zealand Dollar 3,947,104	United States Dollar 2,595,221	Standard Chartered Bank	—	(1,350)	(1,350)
9/18/15	Euro 20,385,683	Polish Zloty 85,204,000	Deutsche Bank AG	156,027	—	156,027
9/18/15	Hungarian Forint 4,744,877,000	Euro 15,247,769	Deutsche Bank AG	—	(195,074)	(195,074)
9/24/15	Canadian Dollar 21,014,000	United States Dollar 16,179,518	Goldman Sachs International	117,144	—	117,144
9/24/15	Canadian Dollar 22,220,000	United States Dollar 18,113,048	HSBC Bank USA, N.A.	1,128,849	—	1,128,849
9/24/15	Canadian Dollar 4,205,000	United States Dollar 3,428,357	Standard Chartered Bank	214,201	—	214,201
9/24/15	Canadian Dollar 22,788,000	United States Dollar 18,576,669	State Street Bank and Trust Company	1,158,311	—	1,158,311
9/24/15	United States Dollar 9,342,520	Yuan Renminbi Offshore 59,200,000	Bank of America, N.A.	134,901	—	134,901
9/24/15	United States Dollar 5,475,852	Yuan Renminbi Offshore 34,695,000	BNP Paribas	78,525	—	78,525
9/24/15	Yuan Renminbi Offshore 59,200,000	United States Dollar 9,465,488	Bank of America, N.A.	—	(11,934)	(11,934)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/24/15	Yuan Renminbi Offshore 34,695,000	United States Dollar 5,546,585	BNP Paribas	$—	$(7,792)	$(7,792)
9/29/15	United States Dollar 7,255,035	Yuan Renminbi Offshore 46,039,000	BNP Paribas	112,925	—	112,925
9/29/15	United States Dollar 7,541,604	Yuan Renminbi Offshore 47,856,000	Citibank, N.A.	117,144	—	117,144
9/29/15	Yuan Renminbi Offshore 46,039,000	United States Dollar 7,357,411	BNP Paribas	—	(10,549)	(10,549)
9/29/15	Yuan Renminbi Offshore 47,856,000	United States Dollar 7,648,027	Citibank, N.A.	—	(10,721)	(10,721)
9/30/15	Euro 8,097,500	United States Dollar 9,051,547	Citibank, N.A.	151,667	—	151,667
9/30/15	Euro 9,171,004	United States Dollar 10,285,281	Deutsche Bank AG	205,523	—	205,523
9/30/15	Euro 8,919,000	United States Dollar 9,847,468	Goldman Sachs International	44,685	—	44,685
9/30/15	Euro 1,328,796	United States Dollar 1,490,550	Goldman Sachs International	30,084	—	30,084
10/1/15	Hungarian Forint 2,562,848,000	Euro 8,227,441	Morgan Stanley & Co. International PLC	—	(111,283)	(111,283)
10/8/15	Hungarian Forint 1,254,733,000	Euro 3,958,023	BNP Paribas	—	(130,561)	(130,561)
10/13/15	Australian Dollar 43,362,000	United States Dollar 32,159,861	JPMorgan Chase Bank, N.A.	581,767	—	581,767
10/15/15	Hungarian Forint 2,616,624,000	Euro 8,397,381	Bank of America, N.A.	—	(112,830)	(112,830)
10/16/15	Japanese Yen 2,021,312,000	United States Dollar 16,413,081	Goldman Sachs International	86,784	—	86,784
10/16/15	United States Dollar 16,286,272	Japanese Yen 2,021,312,000	Goldman Sachs International	40,025	—	40,025
10/20/15	Australian Dollar 26,403,000	United States Dollar 19,477,757	Goldman Sachs International	256,971	—	256,971
10/23/15	Euro 30,959,765	United States Dollar 33,916,113	Standard Chartered Bank	—	(124,351)	(124,351)
10/26/15	Romanian Leu 78,506,923	United States Dollar 19,675,427	BNP Paribas	136,295	—	136,295
10/26/15	Romanian Leu 34,802,618	United States Dollar 8,602,372	BNP Paribas	—	(59,449)	(59,449)
10/27/15	Indian Rupee 879,048,000	United States Dollar 13,609,914	Deutsche Bank AG	52,169	—	52,169
11/3/15	Euro 3,425,523	Polish Zloty 14,256,000	JPMorgan Chase Bank, N.A.	2,398	—	2,398
11/3/15	Hungarian Forint 1,996,392,000	Euro 6,445,900	JPMorgan Chase Bank, N.A.	—	(39,238)	(39,238)
12/16/15	United States Dollar 2,039,138	Zambian Kwacha 16,130,600	Standard Chartered Bank	—	(64,410)	(64,410)
1/13/16	New Turkish Lira 8,960,000	United States Dollar 3,251,148	BNP Paribas	159,780	—	159,780
1/13/16	New Turkish Lira 13,685,870	United States Dollar 4,860,902	BNP Paribas	139,020	—	139,020

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/13/16	New Turkish Lira 2,613,000	United States Dollar 959,885	BNP Paribas	$58,351	$—	$58,351
1/13/16	New Turkish Lira 5,316,000	United States Dollar 1,951,528	Standard Chartered Bank	117,408	—	117,408
1/13/16	United States Dollar 9,621,398	New Turkish Lira 23,601,000	Bank of America, N.A.	—	(1,478,610)	(1,478,610)
1/13/16	United States Dollar 2,856,387	New Turkish Lira 6,973,870	Deutsche Bank AG	—	(450,272)	(450,272)
1/29/16	Euro 6,077,651	Serbian Dinar 778,243,240	Citibank, N.A.	271,945	—	271,945
1/29/16	Euro 222,004	Serbian Dinar 28,145,645	Citibank, N.A.	7,410	—	7,410
1/29/16	Euro 114,696	Serbian Dinar 14,532,000	Deutsche Bank AG	3,746	—	3,746
2/10/16	United States Dollar 2,057,558	Zambian Kwacha 16,511,900	Citibank, N.A.	—	(89,004)	(89,004)
3/2/16	United States Dollar 4,416,525	Yuan Renminbi Offshore 28,650,000	Deutsche Bank AG	111,874	—	111,874
3/2/16	United States Dollar 8,829,627	Yuan Renminbi Offshore 57,280,000	Goldman Sachs International	224,010	—	224,010
3/2/16	Yuan Renminbi Offshore 28,650,000	United States Dollar 4,535,381	Deutsche Bank AG	6,981	—	6,981
3/2/16	Yuan Renminbi Offshore 57,280,000	United States Dollar 9,068,313	Goldman Sachs International	14,676	—	14,676
3/7/16	United States Dollar 4,415,596	Yuan Renminbi Offshore 28,640,000	Bank of America, N.A.	109,346	—	109,346
3/7/16	United States Dollar 4,415,324	Yuan Renminbi Offshore 28,640,000	Citibank, N.A.	109,618	—	109,618
3/7/16	United States Dollar 4,321,949	Yuan Renminbi Offshore 28,030,000	Goldman Sachs International	106,617	—	106,617
3/7/16	Yuan Renminbi Offshore 28,640,000	United States Dollar 4,533,798	Bank of America, N.A.	8,856	—	8,856
3/7/16	Yuan Renminbi Offshore 28,640,000	United States Dollar 4,533,798	Citibank, N.A.	8,856	—	8,856
3/7/16	Yuan Renminbi Offshore 28,030,000	United States Dollar 4,436,882	Goldman Sachs International	8,316	—	8,316
3/10/16	United States Dollar 1,039,829	Zambian Kwacha 8,483,000	Standard Chartered Bank	—	(40,570)	(40,570)
3/14/16	United States Dollar 1,001,464	Zambian Kwacha 8,207,000	ICBC Standard Bank plc	—	(36,307)	(36,307)
3/14/16	United States Dollar 1,003,623	Zambian Kwacha 8,310,000	Standard Chartered Bank	—	(26,353)	(26,353)
3/24/16	United States Dollar 1,854,216	Zambian Kwacha 15,612,500	Barclays Bank PLC	—	(25,683)	(25,683)

				$18,726,608	$(5,603,941)	$13,122,667

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/10/15	COP	37,318,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$12,803,301	$20,210
8/11/15	COP	37,723,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	12,942,282	20,508

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/18/15	COP	49,908,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$17,702,090	$(15,492)
8/21/15	COP	106,983,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	37,879,783	(5,016)
9/3/15	COP	44,807,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	15,275,449	125,258
9/3/15	COP	9,740,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	3,333,349	14,420
9/3/15	COP	19,736,400	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,089,137	62,303
9/3/15	COP	32,512,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	11,695,289	87,644
9/16/15	COP	18,664,600	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	6,385,337	30,218
9/21/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	19,397,244	66,971
9/23/15	COP	25,401,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	8,697,917	33,445
9/23/15	COP	62,644,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	25,457,214	375,089
9/23/15	COP	60,071,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	21,263,465	80,099
9/30/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	19,367,369	112,493

						$1,008,150

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
8/15	862 SGX CNX Nifty Index	Long	$14,574,879	$14,776,941	$202,062
9/15	3 E-mini S&P 500 Index	Long	314,475	314,760	285
9/15	84 TOPIX Index	Long	11,183,282	11,250,094	66,812
Interest Rate Futures
9/15	758 Euro-Bobl	Short	(107,422,439)	(108,479,681)	(1,057,242)
9/15	845 Euro-Bund	Short	(140,462,977)	(143,286,559)	(2,823,582)
9/15	73 Japan 10-Year Bond	Short	(86,375,140)	(86,909,670)	(534,530)
9/15	6,615 U.S. 5-Year Deliverable Interest Rate Swap	Short	(670,239,839)	(677,520,703)	(7,280,864)
9/15	2,560 U.S. 5-Year Treasury Note	Short	(304,802,460)	(306,800,000)	(1,997,540)
9/15	1,909 U.S. 10-Year Deliverable Interest Rate Swap	Short	(194,073,189)	(198,118,406)	(4,045,217)
3/17	10,812 CME 90-Day Eurodollar	Short	(2,651,982,587)	(2,663,671,350)	(11,688,763)

					$(29,158,579)

CME: Chicago Mercantile Exchange

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$440,923
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(153,711)

							$287,212

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.		$5,000	Pays	3-month USD-LIBOR-BBA	0.90%	5/11/17	$13,353
CME Group, Inc.		$4,000	Receives	3-month USD-LIBOR-BBA	1.66	2/24/19	(67,843)
CME Group, Inc.		$1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(19,503)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	1,649,205
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	611,844
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	1,082,555
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	1,905,851
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05	6/16/25	239,659
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05	6/16/25	393,860
LCH.Clearnet	PLN	61,105	Pays	6-month PLN WIBOR	1.78	2/27/20	(284,104)
LCH.Clearnet	PLN	95,636	Pays	6-month PLN WIBOR	1.72	2/27/20	(508,559)
LCH.Clearnet	PLN	285,589	Pays	6-month PLN WIBOR	1.78	2/27/20	(1,317,748)
LCH.Clearnet		$5,000	Receives	3-month USD-LIBOR-BBA	0.90	5/11/17	(12,857)

							$3,685,713

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$1,334,908
Bank of America, N.A.	COP	32,629,647	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	(2,478)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.41%	11/14/16	$(7,125)
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(3,870)
Bank of America, N.A.	COP	42,825,791	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(28,822)
Bank of America, N.A.	COP	34,260,630	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(23,323)
Bank of America, N.A.	MYR	24,370	Pays	3-month MYR KLIBOR	3.76	4/29/20	(107,277)
Bank of America, N.A.	MYR	31,620	Pays	3-month MYR KLIBOR	3.79	5/5/20	(125,328)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(44,874)
BNP Paribas	CNY	104,673	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(35,442)
BNP Paribas	MYR	47,760	Pays	3-month MYR KLIBOR	3.75	4/29/20	(211,588)
BNP Paribas	MYR	35,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	(161,624)
Citibank, N.A.	BRL	112,132	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	95,261
Citibank, N.A.	MYR	47,890	Pays	3-month MYR KLIBOR	3.74	4/30/20	(218,504)
Deutsche Bank AG	BRL	73,629	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	54,574
Deutsche Bank AG	BRL	220,809	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	224,905
Deutsche Bank AG	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(89,672)
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(44,727)
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(109,048)
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(63,056)
Goldman Sachs International	BRL	123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(785,554)
Goldman Sachs International	BRL	142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(854,515)
Goldman Sachs International	BRL	85,060	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	192,195
Goldman Sachs International	BRL	298,279	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	662,644
Goldman Sachs International	BRL	29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	641,275

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51%	1/2/23	$848,387
Goldman Sachs International	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(89,672)
Goldman Sachs International	CNY	206,624	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(89,454)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(70,884)
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(86,158)
Goldman Sachs International	MYR	47,070	Pays	3-month MYR KLIBOR	3.80	5/5/20	(182,665)
HSBC Bank USA, N.A.	COP	24,190,109	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(16,280)
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(70,884)
Morgan Stanley & Co. International PLC	COP	21,797,380	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(1,091)
Morgan Stanley & Co. International PLC	COP	21,890,462	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(4,191)
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(87,845)
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(76,461)
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(85,951)

							$275,786

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

MYR	-	Malaysian Ringgit

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00	%(1)	12/20/19	3.03%	$1,696,283	$(1,021,782)	$674,501

Total		$20,370					$1,696,283	$(1,021,782)	$674,501

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $20,370,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,290,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$(10,728)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	(7,337)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(7,263)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	(8,062)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 162,700,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	(115,720)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	6,489
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 162,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	(11,702)
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000	4/8/14/ 4/8/16	(1,219,235)

				$(1,373,558)

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options and swaptions activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Notional Amount-Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	495	AUD	—	EUR	69,130	GBP	—	JPY	3,708,810	$52,500	$8,534,754
Options written	60	AUD	126,068	EUR	165,308	GBP	1,302	JPY	1,337,270	—	20,344,480
Options terminated in closing purchase transactions	—	AUD	—	EUR	—	GBP	—	JPY	—	(52,500)	(1,989,750)
Options excercised	—	AUD	(126,068)	EUR	(154,454)	GBP	—	JPY	(5,046,080)	—	(15,315,164)
Options expired	(495)	AUD	—	EUR	—	GBP	—	JPY	—	—	(1,308,441)

Outstanding, end of period	60	AUD	—	EUR	79,984	GBP	1,302	JPY	—	$—	$10,265,879

AUD	-	Australian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including options on commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Options written	$—	$(59,200)

Total		$—	$(59,200)

Credit	Credit default swaps (centrally cleared)*	$674,501	$—

Total		$674,501	$—

Equity Price	Financial futures contracts*	$269,159	$—
Equity Price	Options written	—	(25,000)

Total		$269,159	$(25,000)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency options purchased	$19,582,048	$—
Foreign Exchange	Currency options written	—	(11,201,773)
Foreign Exchange	Forward foreign currency exchange contracts	18,726,608	(5,603,941)

Total		$38,308,656	$(16,805,714)

Interest Rate	Cross-currency swaps	$6,489	$(1,380,047)
Interest Rate	Financial futures contracts*	—	(29,427,738)
Interest Rate	Inflation swaps	440,923	(153,711)
Interest Rate	Interest rate swaps	4,054,149	(3,778,363)
Interest Rate	Interest rate swaps (centrally cleared)	5,896,327	(2,210,614)
Interest Rate	Non-deliverable bond forward contracts	1,028,658	(20,508)

Total		$11,426,546	$(36,970,981)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/17/15	On Demand	(0.25)%	$259,050	$259,050
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)	1,491,089	1,491,089
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)	218,395	218,395

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,896,457,852

Gross unrealized appreciation	$28,015,812
Gross unrealized depreciation	(65,195,978)

Net unrealized depreciation	$(37,180,166)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$314,652,790	$—	$314,652,790
Mortgage Pass-Throughs	—	60,105,377	—	60,105,377
Commercial Mortgage-Backed Securities	—	161,221,120	—	161,221,120
Asset-Backed Securities	—	144,234,126	—	144,234,126
Senior Floating-Rate Interests	—	188,019,930	—	188,019,930
Foreign Government Bonds	—	472,855,535	—	472,855,535
U.S. Treasury Obligations	—	130,387,771	—	130,387,771
U.S. Government Agency Obligations	—	65,361,394	—	65,361,394
Exchange-Traded Funds	29,154,170	—	—	29,154,170
Closed-End Funds	87,874,797	—	—	87,874,797
Currency Call Options Purchased	—	2,649,442	—	2,649,442
Currency Put Options Purchased	—	16,932,606	—	16,932,606
Short-Term Investments
Foreign Government Securities	—	3,894,127	—	3,894,127
U.S. Treasury Obligations	—	81,495,173	—	81,495,173
Other	—	100,148,236	—	100,148,236
Total Investments	$117,028,967	$1,741,957,627	$—	$1,858,986,594
Forward Foreign Currency Exchange Contracts	$—	$18,726,608	$—	$18,726,608
Non-deliverable Bond Forward Contracts	—	1,028,658	—	1,028,658
Futures Contracts	285	268,874	—	269,159
Swap Contracts	—	12,094,171	—	12,094,171
Total	$117,029,252	$1,774,075,938	$—	$1,891,105,190

Liability Description
Call Options Written	$(44,175)	$—	$—	$(44,175)
Put Options Written	(40,025)	—	—	(40,025)
Currency Call Options Written	—	(16,949)	—	(16,949)
Currency Put Options Written	—	(11,184,824)	—	(11,184,824)
Forward Foreign Currency Exchange Contracts	—	(5,603,941)	—	(5,603,941)
Non-deliverable Bond Forward Contracts	—	(20,508)	—	(20,508)
Futures Contracts	(29,427,738)	—	—	(29,427,738)
Swap Contracts	—	(7,522,735)	—	(7,522,735)
Total	$(29,511,938)	$(24,348,957)	$—	$(53,860,895)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015